TRADE AND BILL PAYABLES - TRADE AND BILLS PAYABLE (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
TRADE PAYABLES [abstract]
Trade payables (a)	¥ 2,812,710	¥ 2,073,922
Bills payable (b)	300,000	0
Trade and bills payable	¥ 3,112,710	¥ 2,073,922